As filed with the SEC on August 23, 2004.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Zodiac Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2 nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(414) 287-3338
Registrant’s telephone number, including area code:

Date of fiscal year end: August 31

Date of reporting period: June 30, 2004

Item 1. Proxy Voting Record.

Zodiac Trust
Conning Money Market Fund

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Zodiac Trust

By (Signature and Title)* /s/ Garett Plona, President

Date 8/23/04

* Print the name and title of each signing officer under his or her signature.